Changes in the Group structure - Main acquisitions and divestments (Details)	Mar. 31, 2020	Feb. 28, 2020
Adani Gas Limited
Main acquisitions and divestments
Percentage of interest acquired		37.40%
Block CA1
Main acquisitions and divestments
Percentage of interest sold	86.95%